Guggenheim Domestic Equal Weight ETFs | Guggenheim S&P MidCap 400® Equal Weight ETF
Guggenheim S&P MidCap 400® Equal Weight ETF (EWMD)
INVESTMENT OBJECTIVE

The investment objective of the Guggenheim S&P MidCap 400® Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the S&P MidCap 400® Equal Weight Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Guggenheim Domestic Equal Weight ETFs Guggenheim S&P MidCap 400® Equal Weight ETF
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Domestic Equal Weight ETFs Guggenheim S&P MidCap 400® Equal Weight ETF
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses		0.01%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.43%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Guggenheim Domestic Equal Weight ETFs Guggenheim S&P MidCap 400® Equal Weight ETF	44	138	241	543

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, derivatives or securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments where included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in securities in order to meet its investment objective of replicating its Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the S&P MidCap 400® Index, which covers over 7% of the U.S. equity market and measures the performance of the mid-cap segment of the U.S. equity universe. The S&P MidCap 400® Index consists of U.S. common equities listed on the New York Stock Exchanges (including NYSE Arca and NYSE Amex) and NASDAQ, and also may include equity interests in real estate investment trusts and business development companies. As of December 31, 2012, the Underlying Index included medium-capitalization companies with capitalizations ranging from $404.0 million to $16.2 billion. In general, the equal weighting provided by the Fund’s Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash, cash equivalents, such as repurchase agreements, and shares of investment funds, including money market funds. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Correlation and Tracking Error Risk–A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error or correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Derivatives Risk–Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity and valuation. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be more than the amount invested. Some derivatives may trade in OTC markets, which are largely unregulated.

ETF Shares Trading Risk–An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares similarly may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Investment in Investment Companies Risk–Investing in other investment companies, including money market funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses.

Liquidity and Valuation Risk–In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk–The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk–The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk–The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk–The Fund has an investment strategy that is designed to track the performance of its Underlying Index and is not actively managed. The Advisor does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Trading Halt Risk–An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the shares of the Fund for the prior calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index. In addition to showing the performance of the Underlying Index, the table also shows the performance of the S&P MidCap 400® Index Total Return, which is the market capitalization weight version of the Underlying Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return	Lowest Quarter Return
3/31/2012 13.37%	6/30/2012 -4.84%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns Guggenheim Domestic Equal Weight ETFs	Label	Past 1 Year	Since Inception	Inception Date
Guggenheim S&P MidCap 400® Equal Weight ETF	Return Before Taxes	17.20%	8.02%	Aug. 01, 2011
Guggenheim S&P MidCap 400® Equal Weight ETF Return After Taxes on Distributions	Return After Taxes on Distributions	16.97%	7.81%	Aug. 01, 2011
Guggenheim S&P MidCap 400® Equal Weight ETF Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	11.47%	6.82%	Aug. 01, 2011
Guggenheim S&P MidCap 400® Equal Weight ETF S&P MidCap 400 Equal Weight Index Total Return	S&P MidCap 400® Equal Weight Index Total Return (reflects no deduction for fees, expenses or taxes)	17.82%	7.93%	Aug. 01, 2011
Guggenheim S&P MidCap 400® Equal Weight ETF S&P MidCap 400 Index Total Return	S&P MidCap 400® Index Total Return (reflects no deduction for fees, expenses or taxes)	17.88%	7.35%	Aug. 01, 2011